Risk Management and Derivative and Other Financial Instruments - Schedule of Open Commodity Positions Excluding Embedded Derivatives (Detail) MMBTU in Thousands	12 Months Ended
Dec. 31, 2015 MMBTU $ / MMBTU bbl
Natural Gas Derivative Contracts [Member] | 2016 [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	2,570
Weighted-average fixed price	4.09
Natural Gas Derivative Contracts [Member] | 2016 [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	1,100
Weighted-average floor price	4.00
Weighted-average ceiling price	4.71
Natural Gas Derivative Contracts [Member] | 2016 [Member] | Put Option [Member] | Purchased [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	6,000
Weighted-average strike price	3.51
Weighted-average deferred premium paid	(0.34)
Natural Gas Derivative Contracts [Member] | 2016 [Member] | TGT Z1 basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	1,120
Natural Gas Derivative Contracts [Member] | 2016 [Member] | TGT Z1 basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread - Henry Hub	(0.10)
Natural Gas Derivative Contracts [Member] | 2017 [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	1,770
Weighted-average fixed price	4.24
Natural Gas Derivative Contracts [Member] | 2017 [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	1,050
Weighted-average floor price	4.00
Weighted-average ceiling price	5.06
Natural Gas Derivative Contracts [Member] | 2017 [Member] | Put Option [Member] | Purchased [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	5,350
Weighted-average strike price	3.48
Weighted-average deferred premium paid	(0.32)
Natural Gas Derivative Contracts [Member] | 2017 [Member] | TGT Z1 basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu) | MMBTU	200
Natural Gas Derivative Contracts [Member] | 2017 [Member] | TGT Z1 basis swaps [Member] | Henry Hub [Member]
Derivative [Line Items]
Spread - Henry Hub	(0.08)
Crude Oil Derivative Contracts [Member] | 2016 [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	83.58
Average Monthly Volume (Bbls) | bbl	35,583
Crude Oil Derivative Contracts [Member] | 2016 [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price	80.00
Weighted-average ceiling price	99.70
Average Monthly Volume (Bbls) | bbl	27,000
Crude Oil Derivative Contracts [Member] | 2017 [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	84.70
Average Monthly Volume (Bbls) | bbl	28,000
Crude Oil Derivative Contracts [Member] | 2017 [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price	0
Weighted-average ceiling price	0
Average Monthly Volume (Bbls) | bbl	0
NGL Derivative Contracts [Member] | 2016 [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	39.68
Average Monthly Volume (Bbls) | bbl	353,399
NGL Derivative Contracts [Member] | 2017 [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	0
Average Monthly Volume (Bbls) | bbl	0